OIL AND NATURAL GAS PROPERTIES	9 Months Ended	12 Months Ended
	Jul. 31, 2024	Oct. 31, 2023
Property, Plant and Equipment [Abstract]
OIL AND NATURAL GAS PROPERTIES

NOTE 6 – OIL AND NATURAL GAS PROPERTIES

The following tables summarize the Company’s oil and gas activities.

	As of	As of
	July 31, 2024	October 31, 2023
Oil and gas properties – not subject to amortization	$11,083,285	$9,947,742
Accumulated impairment	—	—
Oil and gas properties – not subject to amortization, net	$11,083,285	$9,947,742

During the three and nine months ended July 31, 2024, the Company incurred aggregated exploration costs of $8,054 and $132,871, respectively; these expenses were exploratory, geological and geophysical costs and were expensed on the statement of operations during the applicable periods. For capitalized costs, the Company incurred approximately $1.1 million for the nine months ended July 31, 2024; these expenses were related to drilling exploratory wells and acquisition costs, both of which were capitalized and reflected in the balance of the oil and gas property as of July 31, 2024.

During the three and nine months ended July 31, 2023, the Company incurred aggregated exploration costs of $199,637 and $225,052, respectively; these expenses were exploratory, geological and geophysical costs and were expensed on the statement of operations during the applicable periods. For capitalized costs, the Company incurred approximately $3.2 million for the nine months ended July 31, 2023; these costs were related to drilling exploratory wells and acquisition costs, both of which were capitalized and reflected in the balance of the oil and gas property as of July 31, 2023.

Leases

South Salinas Project

As of July 31, 2024, the Company holds interests in various leases related to the unproved properties of the South Salinas Project (see Note 8); two of the leases are held with the same lessor. The first lease, which covers 8,417 acres, was amended on May 27, 2022 to provide for an extension of then-current force majeure status for an additional, uncontested twelve months, during which the Company would be released from having to evidence to the lessor the existence of force majeure conditions. As consideration for the granting of the lease extension, the Company paid the lessor a one-time, non-refundable payment of $252,512; this amount was capitalized and reflected in the balance of the oil and gas property as of October 31, 2022. The extension period commenced on June 19, 2022 and currently, the “force majeure” status has been extinguished by the drilling of the HV-1 well. The ongoing operations and oil production at the HV-3A well maintains the validity of the lease.

The second lease covers 160 acres of the South Salinas Project; it is currently held by delay rental and is renewed every three years. Until drilling commences, the Company is required to make delay rental payments of $30/acre per year. The Company is currently in compliance with this requirement and has paid in advance the delay rental payment for the period from October 2023 through October 2024.

During February and March of 2023, the Company entered into additional leases related to the unproved properties of the South Salinas Project with two groups of lessors. The first group of leases covers 360 acres and has a term of 20 years; the Company is required to make rental payments of $25/acre per year. The Company is currently in compliance with this requirement and has paid in advance the rental payment for the period February 2024 through February 2025. The second group of leases covers 307.75 acres and has a term of 20 years; the Company is required to make rental payments of $30/acre per year. The Company is currently in compliance with this requirement and has paid in advance the rental payment for the period from March 2024 through March 2025.

McCool Ranch Oil Field

In October 2023, the Company entered into the McCool Ranch Purchase Agreement with Trio LLC for purchase of a 21.918315% working interest in the McCool Ranch Oil Field located in Monterey County near the Company’s flagship South Salinas Project; the Company initially recorded a payment of $100,000 upon execution of the McCool Ranch Purchase Agreement, at which time Trio LLC began refurbishment operations with respect to the San Ardo WD-1 water disposal well (the “WD-1”) to determine if it was capable of reasonably serving the produced water needs for the assets. With refurbishment successfully accomplished, the Company is obligated to pay an additional $400,000 per the McCool Ranch Purchase Agreement; it has paid approximately $270,000 to date for restarting production operations on the assets and has recorded a liability of approximately $130,000 for the remainder as of the end of the period. These additional costs are capitalized costs and are reflected in the balance of the oil and gas property as of July 31, 2024.

The Company holds interests in various leases related to the unproved properties of the McCool Ranch Oil Field; these leases occur in two parcels, “Parcel 1” and “Parcel 2”. Parcel 1 comprises ten leases and approximately 480 acres, which are held by delay rental payments that are paid-up and current. Parcel 2 comprises one lease and approximately 320 acres, which is held by production. The total leasehold comprises approximately 800 gross and net acres.

Optioned Assets – Old Man Prospect

In October 2023, the Company and Lantos Energy entered into an option agreement, whereby the Company has the option to pay two initial payments of $12,500 each and a final subsequent payment of $175,000, for a total of $200,000 within 120 days of the effective date for exclusive rights to the option to purchase 80% of the 100% Before Project Payout Working Interest (“BPPWI”) in Lantos’ oil and gas leasehold interests in Solano County, California (referred to as the Old Man Prospect). As of January 31, 2024, the Company has paid approximately $25,000 towards the purchase of this option. Due to technical risks identified during due diligence and due to other considerations, the Company did not make the final $175,000 payment and as a result the 120-day option period has expired.

Optioned Assets – Asphalt Ridge Leasehold Acquisition & Development Option Agreement

On November 10, 2023, the Company entered into the ARLO Agreement with HSO for a term of nine months which gives the Company the exclusive right to acquire up to a 20% interest in a 960 acre drilling and production program in the Asphalt Ridge leases for $2,000,000, which may be invested in tranches by the Company, with an initial tranche closing for an amount no less than $500,000 and paid within seven days subsequent to HSO providing certain required items to the Company.

On December 29, 2023, the Company entered into an amendment to the ARLO Agreement, whereby the Company funded $200,000 of the $500,000 payable by the Company to HSO at the Initial Closing, in advance of HSO satisfying certain required items for a 2% interest in the leases; such funds are to be used by HSO solely for the building of roads and related infrastructure in furtherance of the development of the leases. As of July 31, 2024, the Company has paid a total of $225,000 to HSO in costs related to infrastructure and has obtained a 2.25% interest in the leases; such costs are capitalized costs and are reflected in the balance of the oil and gas property as of July 31, 2024.

The Company has until February 10, 2025 to pay HSO an additional $1,775,000 to exercise an option for the remaining 17.75% working interest in the initial 960 acres of the Asphalt Ridge Leases. If the Company raises sufficient funds in its current public offering (for which an amendment to its Form S-1 was filed with the SEC on August 8, 2024), it plans to use $1,775,000 of the net proceeds received to exercise the remaining 17.75% working interest in the Asphalt Ridge Leases. If this option is not exercised on or before such date, the Company will forfeit any further right to acquire this additional 17.75% working interest in the initial 960 acres.

NOTE 5 – OIL AND NATURAL GAS PROPERTIES

The following tables summarize the Company’s oil and gas activities.

	As of October 31,	As of October 31,
	2023	2022
Oil and gas properties – not subject to amortization	$9,947,742	$5,836,232
Accumulated impairment	—	—
Oil and gas properties – not subject to amortization, net	$9,947,742	$5,836,232

During the years ended October 31, 2023 and 2022, the Company incurred aggregate exploration costs of $251,743 and $28,669, respectively. For the current year, these expenses were exploratory, geological and geophysical costs and for the prior year, these costs were mainly for the purpose of the site surveys. All costs were expensed on the statement of operations during the applicable periods. For capitalized costs during the year ended October 31, 2023, the Company incurred $4,111,510, of which $4,011,510 and $100,000 pertained to the South Salinas Project and McCool Ranch Oil Field, respectively. Of the costs incurred during the current period for the South Salinas Project, $3,749,488 relates to the drilling of the HV-1 well and $262,022 relates to acquisition costs and the reserve analysis of the optioned assets (see Optioned Assets below, Note 6). The drilling, reserve analysis and acquisition costs were capitalized and are reflected in the balance of the oil and gas property as of October 31, 2023. During the year ended October 31, 2022, the Company paid a lessor a one-time, non-refundable payment of $252,512 to provide for an extension of the force majeure status of the property at that time; this amount was capitalized and reflected in the balance of the oil and gas property as of October 31, 2022.

Leases

As of October 31, 2023, the Company holds various leases related to the unproved properties of the South Salinas Project (see Note 6 and Note 7); two of the leases are held with the same lessor. The first lease, which covers 8,417 acres, was amended on May 27, 2022 to provide for an extension of then-current force majeure status for an additional, uncontested twelve months, during which the Company would be released from having to evidence to the lessor the existence of force majeure conditions. As consideration for the granting of the lease extension, the Company paid the lessor a one-time, non-refundable payment of $252,512; this amount was capitalized and reflected in the balance of the oil and gas property as of October 31, 2022. The extension period commenced on June 19, 2022; as of October 31, 2023, the “force majeure” status has been extinguished by the drilling of the HV-1 well, and the validity of the lease is maintained by the drilling of the well, which is in production testing.

The second lease covers 160 acres of the South Salinas Project; it is currently held by delay rental and is renewed every three years. Until drilling commences, the Company is required to make delay rental payments of $30/acre per year. The Company is currently in compliance with this requirement and has paid in advance the delay rental payment for the period from October 2022 through October 2023.

During February and March of 2023, the Company entered into additional leases related to the unproved properties of the South Salinas Project with two groups of lessors. The first group of leases covers 360 acres and has a term of 20 years; the Company is required to make rental payments of $25/acre per year. The Company is currently in compliance with this requirement and has paid in advance the rental payment for the period February 2023 through February 2024. The second group of leases covers 307.75 acres and has a term of 20 years; the Company is required to make rental payments of $30/acre per year. The Company is currently in compliance with this requirement and has paid in advance the rental payment for the period from March 2023 through March 2024.

As of October 31, 2023, the Company assessed the unproved properties of the South Salinas Project and those adjacent to it for impairment, analyzing future drilling plans, leasehold expiration and the existence of any known dry holes in the area. The Company did not record any impairment to the oil and gas property as of October 31, 2023, as all capitalized costs represent costs to acquire unproved property leases pending further development on the balance sheet. There is no depletion related to the oil and gas property as of October 31, 2023, as the Company does not currently have production and the acquired property is not subject to amortization as of that date.

Optioned Assets

On December 22, 2022, the Company and Trio LLC entered into the Fourth Amendment to the Trio LLC PSA (see Note 6). Per the terms of the Fourth Amendment, the Company was granted a 120-day option (commencing on January 1, 2023) to acquire any or all of the following three assets currently owned in part by Trio LLC (the “Optioned Assets”). The price for this option was $150,000, which was paid by the Company to Trio LLC in April 2023; this amount was capitalized and is reflected in the balance of the oil and gas property. The Optioned Assets are as follows:

●	The McCool Ranch Oil Field (Hangman Hollow Area) asset with an option to acquire Trio LLC’s 44% working interest and their Operatorship;
●	The Kern Front Field asset with an option to acquire Trio LLC’s 22% working interest and their Operatorship; and
●	The Union Avenue Field with an option to acquire Trio LLC’s 20% working interest and their Operatorship;

The Optioned Assets are all located in California. In order to evaluate the Optioned Assets, the Company engaged KLS Petroleum Consulting, LLC (“KLSP”) to perform detailed analyses and estimations of the oil and gas reserves and of the fair market values of each of these three assets. These analyses have been completed, and as of October 31, 2023, the Company has paid approximately $39,000 to KLSP for the reserve analysis of the optioned assets; this amount has been capitalized and is reflected in the balance of the oil and gas properties on the balance sheet. Although 120-day option period has expired as of the fiscal year-end, the Company and Trio LLC are nevertheless continuing to work together cooperatively toward the goal of facilitating the Company’s acquisition of the other Optioned Assets.

Union Avenue Field Agreement

On May 12, 2023, the Company announced the signing of an Acquisition Agreement to potentially acquire up to 100% of the working interest in the Union Avenue Field. However, the Company and Trio LLC did not agree on terms and the transaction did not close.

McCool Ranch Oil Field Asset Purchase

On October 16, 2023, the Company entered into an agreement (“McCool Ranch Purchase Agreement”) with Trio LLC for purchase of a 21.918315% working interest in the McCool Ranch Oil Field located in Monterey County near the Company’s flagship South Salinas Project (see Note 6); the Assets are situated in what is known as the “Hangman Hollow Area” of the McCool Ranch Oil Field. The acquired property is an oil field developed with oil wells, a water-disposal well, steam generator, boiler, various tanks, in-field steam pipelines, oil pipelines and other facilities. The property is fully and properly permitted for oil and gas production, cyclic- steam injection and water disposal; however, it is currently idle (i.e., not producing), although operations to restart production have begun. The Company initially recorded a payment of $100,000 upon execution of the McCool Ranch Purchase Agreement, at which time Trio LLC began refurbishment operations with respect to the San Ardo WD-1 water disposal well (the “WD-1”) to determine if it is capable of reasonably serving the produced water needs for the assets, which Refurbishment was successfully accomplished. With Refurbishment successfully accomplished, the Company will pay an additional $400,000, which shall be used in restarting production operations on the assets. As of October 31, 2023, the Company has recorded the $100,000 payment as a capitalized cost; the balance is reflected in the balance of the oil and gas property as of year-end.

Additional Working Interest – South Salinas Project

In April 2023, the Company paid Trio LLC approximately $60,000 to acquire an additional 3.026471% working interest in the South Salinas Project, of which working interest amount is one-half (1/2) of the working interest that was acquired by Trio LLC; this amount was capitalized and is reflected in the balance of the oil and gas property (see Note 6).